Related Party Balances and Transactions (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
RelatedPartyTransactionsLineItems [Line Items]
Payables to related parties	$ 848	$ 1,095
Loans Payable Beginning
RelatedPartyTransactionsLineItems [Line Items]
Payables to related parties	0	971
Loans Payable
RelatedPartyTransactionsLineItems [Line Items]
Payables to related parties	971	0
Key Management Personnel
RelatedPartyTransactionsLineItems [Line Items]
Payables to related parties	183	967
Accrued Interest
RelatedPartyTransactionsLineItems [Line Items]
Payables to related parties	5	4
Repayment of Loans
RelatedPartyTransactionsLineItems [Line Items]
Payables to related parties	(1,159)	0
Other
RelatedPartyTransactionsLineItems [Line Items]
Payables to related parties	34	0
Hunter Dickinson Services Inc.
RelatedPartyTransactionsLineItems [Line Items]
Payables to related parties	$ 814	$ 124